UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
May 3, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 144
Form Information Table Value Total: $212,229,558

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



NAME OF ISSUER                         TITLE OF CLASS       CUSIP    VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

A O TATNEFT SPONSORED ADR REGS-
Common-
03737P306
146711
11178
sole
ABBOTT LABORATORIES -
common-
002824100-
5744264
163245
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
92305
114500
 Sole
ADVANCED RADIO TELECOM CORP-
Common-
00754U101
250756
7570
sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
01855A101
306641
7400
sole
AMBASE CORP-
Common-
023164106
104166
128600
sole
AMERICAN EXPRESS CO -
common-
025816109-
8198955
49317
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
7194002
48302
 Sole
AMER INTL GROUP INC-
common-
026874107-
8432814
77012
 Sole
APPLIED MATERIALS-
common-
038222105-
1357200
14400
 Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
6060272
102179
 Sole
ATLANTIC RICHFIELD CO-
common-
048825103-
621775
7315
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
216643
4490
 Sole
BAKER FENTRESS & CO-
Common-
05548G102
179738
14900
sole
BANK AMER CORP -
common-
060505104-
404245
7709
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1694383
40767
 Sole
BANK ONE CORP-
Common-
06423A103
344173
9976
sole
BARRA INC-
common-
068313105-
4697751
139279
 Sole
BECTON DICKINSON & CO-
common-
075887109-
365093
13875
 Sole
BELL ATLANTIC CORP -
common-
077853111-
265405
4342
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
12108460
6653
 Sole
BOEING CO -
common-
097023105-
460108
12168
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
399162
7496
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5099266
87918
 Sole
CABLEVISION SYS CORP-
Common-
12686C109
903110
14866
sole
CADBURY SCHWEPPES PLC ADR-
common-
127209302-
348161
12270
 Sole
CBS CORP-
common-
12490K107-
606228
10706
 Sole
C-CUBE MICROSYSTEMS INC
Common-
125015107
305815
4200
sole
CENDANT CORP PFD 7.500% CONV
Preferred
151313301
542203
18900
sole
CENDANT CORP
Common
151313103
1339863
72425
sole
CHEVRON CORP-
common-
166751107-
628208
6796
 Sole
CHIRON CORP-
Common-
170040109
206483
4140
sole-
CHOICEPOINT INC -
common-
170388102-
472421
12640
 Sole
CHRIS-CRAFT INDUSTRIES INC-
Common-
170520100
269144
4196
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
4397177
116868
 Sole
CISCO SYS INC-
common-
17275R102-
881987
11408
 Sole
CITIGROUP INC.-
common-
172967101-
787177
13147
 Sole
COCA COLA CO -
common-
191216100-
688627
14671
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
353246
6266
 Sole
COMCAST CORP CL A SPL-
common-
200300200-
260250
6000
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105-
1493843
31826
 Sole
CORDANT TECHNOLOGIES INC-
Common-
218412104
237565
4200
sole
CORECOMM LTD-
common-
G2422R109
890120
20230
 Sole
CORNERSTONE PPTYS INC CDT-
common-
21922H103-
854463
49000
 Sole
CORNING INC -
common-
219350105-
2281246
11759
 Sole
DANAHER CORP -
common-
235851102-
387600
7600
 Sole
DISNEY WALT CO -
common-
254687106-
9166330
222214
 Sole
DOVER CORP
Common-
260003108
234252
4893
sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
502826
9499
 Sole
DUFF & PHELPS UTIL & CORP BD TR INC
Common
26432K108
510359
45875
 Sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
306498
4775
sole
EQUIFAX INC-
common-
294429105-
619298
24527
 Sole
EXXON CORP-
common-
302290101-
779380
10000
 Sole
EXXON MOBIL CORP
Common-
30231G102
1782988
22877
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
1108064
71488
 Sole
FEDERAL HOME LN MTG CORP-
common-
313400301-
4515482
102188
 Sole
FIFTH THIRD BANCORP -
common-
316773100-
309771
4917
 Sole
FIRST UNION CORP-
common-
337358105-
367062
9854
 Sole
FLOWERS INDUSTRIES INC-
common-
343496105-
227061
14950
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
364984
12425
 Sole
GANNETT CO INC
Common-
364730101
337800
4800
 Sole
GARTNER GROUP INC. CLASS A (NEW)-
common-
366651107-
174825
11100
 Sole
GEMSTAR INTERNATIONAL GROUP LTD-
Common-
G3788V106
306160
3560
sole
GENERAL ELECTRIC CO-
common-
369604103-
2497005
16045
 Sole
GENERAL MILLS INC -
common-
370334104-
266343
7360
 Sole
GIGA INFORMATION GROUP INC-
Common-
37517M109
186450
16950
sole
GILLETTE CO -
common-
375766102-
515496
13678
 Sole
GTE CORP -
common-
362320103-
442685
6235
 Sole
GUIDANT CORP
Common-
401698105
450901
7660
 Sole
HARRIS CORP DEL-
common-
413875105-
485610
14050
 Sole
HEXCEL CORP CONV 8/1/03 7.00%
Preferred-
428291AA6
79200
120000
 Sole
HSB GROUP INC-
Common-
40428N109
214141
7400
sole
HSBC HOLDINGS PLC SPONS ADR-
Common-
404280406
249358
4092
sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
240883
2900
 Sole
IMMUNEX CORP NEW-
Common-
452528102
209345
3300
sole
IMS HEALTH INC-
common-
449934108-
4870952
287576
 Sole
INTERPUBLIC GROUP COS-
common-
460690100-
574749
12164
 Sole
INTL BUSINESS MACH -
common-
459200101-
489346
4147
 Sole
JOHNSON & JOHNSON -
common-
478160104-
4697126
66863
 Sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472204-
613301
3580
 Sole
LABRANCHE & CO INC
Common-
505447102
388504
30625
 Sole
LASALLE RE HOLDINGS LTD-
common-
G5383Q101
339939
24500
 Sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100-
730204
6905
 Sole
LORAL SPACE & COMMUNICATIONS
Common-
G56462107
113944
11245
 Sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
477700
5620
 Sole
LYNCH INTERACTIVE CORP-
Common-
551146103
341250
2625
sole
M & T BANK CORP-
common-
55261F104-
1712328
3835
 Sole
MCDONALDS CORP -
common-
580135101-
2724451
72895
 Sole
MCI WORLDCOM-
common-
55268B106-
311618
6877
 Sole
MEDPARTNERS INC THRESHOLD APP-
preferred-
58503X206-
126225
18700
 Sole
MERCK & CO INC-
common-
589331107-
5382324
86637
 Sole
MICROSOFT CORP-
common-
594918104-
667250
6280
 Sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6388F102
205141
3595
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
291815
3295
 Sole
MONSANTO CO-
common-
611662107-
531532
10321
 Sole
MONSANTO CO CVT PFD SER 6.5000%
Preferred
611662305
249338
5450
sole
MOTOROLA INC -
common-
620076109-
1290786
8841
 Sole
NEW YORK TIMES CO CL A
Common-
650111107
210396
4900
 Sole
NEXTLINK COMMUNICATIONS INC CL A PAR $0.02
Common-
65333H707
241192
1950
sole
NORFOLK SOUTHERN CRP
Common-
655844108
186091
13059
 Sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
1437182
48718
sole
OJSC ROSTELECOM ADS-
Common-
778529107
571425
24060
sole
OMNICON GROUP-
common-
681919106-
280875
3000
 Sole
PALL CORP -
common-
696429307-
865008
38551
 Sole
PFIZER INC-
common-
717081103-
1026799
28083
 Sole
PHILIP MORRIS COS -
common-
718154107-
601050
28452
 Sole
PICO HOLDINGS INC-
Common-
693366205
138795
12476
sole
PIER 1 INC-
common-
720279108-
739917
72187
 Sole
PIONEER INTEREST SHS-
Common-
723703104
346775
33625
 Sole
PLAINS RES INC-
Common-
726540503
125000
10000
 Sole
PRENTISS PPTYS-
common-
740706106-
245443
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
98460
45000
 Sole
PRISON RLTY CORP-
Common-
74264N105
112792
36824
 Sole
PROCTER & GAMBLE CO -
common-
742718109-
222610
3940
 Sole
RAYTHEON CO CL B-
Common-
755111408
197025
11100
 Sole
RCN CORP -
common-
749361101-
5578541
103546
 Sole
REPAP ENT CORP -
common-
76026M309-
863
12500
 Sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
609349
10540
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103-
223515
5306
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
1600683
43116
 Sole
SCHLUMBERGER LTD-
Common-
806857108
351900
4600
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
8732158
153700
 Sole
SERVICEMASTER CO-
common-
81760N109-
6477083
575741
 Sole
SLM HLDGS CORP -
common-
78442A109-
439732
13200
 Sole
SOUTHDOWN INC-
Common-
841297104
888750
15000
 Sole
STATE STREET CORP -
common-
857477103-
1863003
19231
 Sole
TELEPHONE & DATA SYS INC -
common-
879433100-
1911198
17218
 Sole
TENNESSEE VALLEY AUTH SER A 8% PFD-
Preferred-
880591102
289843
11800
sole
TEXACO INC-
common-
881694103-
575179
10701
 Sole
TRW INC-
common-
872649108-
415350
7100
 Sole
US OFFICE PRODS CO NEW-
Common-
912325305
126838
50735
sole
UNITED GLOBAL CO CL A
Common-
913247508
1029109
13710
 Sole
VIMPEL COMMUNICATIONS SPN ADR-
68370R109
679547
16060
 Sole
VLASIC FOODS INTL INC-
Common-
928559103
370404
155959
sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
580911
10455
 sole
VOICESTREAM WIRELESS CORP-
Common-
928615103
244718
1900
sole
WARNER LAMBERT CO -
common-
934488107-
5593810
57262
 Sole
WASHINGTON POST CO CL B -
common-
939640108-
11384856
21044
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
133836
18460
sole
WELLS FARGO & CO NEW-
common-
949746101-
648333
15910
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
1340535
5257
 Sole
WINSTAR COMMUNICATIONS INC-
Common-
975515107
283260
4721
sole
XEROX CORP-
common-
984121103-
258388
9938
 Sole

TOTAL-212229558

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